Semiannual Report

                        INTERNATIONAL EQUITY INDEX FUND

                                 APRIL 30, 2001

                                 T. ROWE PRICE

REPORT HIGHLIGHTS

INTERNATIONAL EQUITY INDEX FUND
o International stocks declined during the five months since your fund's inception as weakness in growth stocks overcame gains in the value sectors.
o Fund performance was negative, reflecting the direction of the benchmark FTSE Developed ex North America Index.
o Weakness was widespread throughout most international markets, although currency appreciation versus the dollar helped trim losses in some areas.
o While international markets are likely to be volatile, we believe the worst is behind us and share-holders will be rewarded by this broadly diversified fund over the long term.

UPDATES AVAILABLE
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS
     We would like to welcome shareholders to the fund, which commenced operations on November 30, 2000. International stock markets weakened during the five months ended April 30, 2001, as growth stocks continued to correct, outweighing the gains achieved by cyclical and value shares. Fortunately, the steepest losses in growth stocks occurred just before your fund began operations. The declines in the technology hardware, telecom, and health care sectors were largest, while the materials and energy industries performed best. Consumer discretionary stocks such as autos and media also fared relatively well over the period.


PERFORMANCE COMPARISON
----------------------
                                               Since Inception
Period Ended 4/30/01                                  11/30/00
---------------------------------------------------------------
International Equity Index Fund                         -4.60%
 ...............................................................
FTSE Developed ex
North America Index                                     -5.02
 ...............................................................


     Fund performance during the five-month period since the fund began operations was slightly ahead of the benchmark index due to some differences in holdings during the start-up phase. The objective of the fund is to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the market capitalization of more than 1,000 predominantly larger companies listed in 21 countries.

     The index's major markets include Japan, the U.K., and developed countries in Europe and the Pacific Rim. The index is constructed by selecting the countries it covers, sorting the market by industry groups, and targeting a significant portion of them for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weighting. As of April 30, the fund held 886 of the 1,116 stocks in the index. Complete replication is dependent on the fund achieving a larger asset size. In the interim, we attempt to minimize stock-specific risk and to substantially match the country and industry exposures of the index. We continually monitor fund holdings so that they reflect the composition of the index. When a misweighting develops, we rebalance the portfolio in an effort to bring it in line with the index.

     At the end of April, Japan represented 24% of net assets, the U.K. 21%, France 10%, Germany 7%, Switzerland, Italy, and the Netherlands 5% each, with the remaining 23% invested in other developed-market countries. Financial stocks were the largest sector weighting at 29.6% of assets, followed by consumer discretionary stocks (13.7%), telecommunication services (8.9%), industrials (8.7%), and information technology (8.6%). A breakdown of the portfolio by country and industry diversification can be found in the accompanying tables and in the Portfolio of Investments section following the letter.

EUROPE

     Value stocks led European markets, with automobile and materials (chemicals, paper, metal) companies strongest, followed by energy groups. BP Amoco and DaimlerChrysler paced performance both within Europe and across the fund. Technology, telecom, and phar-maceutical growth stocks fell, although within technology software staged a rebound, with SAP performing well. Country performance reflected sector results. For example Spain, where there are no major technology stocks and where Telefonica was far stronger than its telecom peers across Europe, was the region's best-performing major market. Sweden and Finland declined substantially due to technology giants LM Ericsson and Nokia spiraling downward. The correction in technology and telecom stocks impeded stock market returns in Germany, France, and the U.K. Greece earned developed-market status and became the 21st country in the FTSE Developed ex North America Index, at a 0.7% weight, on January 3 when it adopted the euro as its currency.

INDUSTRY DIVERSIFICATION
------------------------
                                         Percent of Net Assets
                                                       4/30/01
---------------------------------------------------------------
Financials                                              29.6%
Consumer Discretionary                                  13.7
Telecommunication Services                               8.9
Industrials                                              8.7
Information Technology                                   8.6
Health Care                                              7.3
Consumer Staples                                         7.1
Energy                                                   6.9
Materials                                                4.8
Utilities                                                4.0
All Other                                                0.3
Reserves                                                 0.1
 ...............................................................
Total                                                  100.0%


     o Economic Review for Europe

     Fourth-quarter 2000 GDP was a positive surprise in most euro zone countries, and growth for the year as a whole rose 3.4%--well above recent years and the longer-term average. However, data have weakened so far in 2001. Industrial production softened, but consumer confidence remained steady, helped by a drop in unemployment to 8.7%. Inflation of 2.6% year-over-year remained stubbornly above the European Central Bank's (ECB) 2.0% target, and the ECB resisted pressure from other major central banks to ease monetary policy (after the close of the reporting period, however, the ECB did drop rates a quarter point). The euro rose 5% versus the dollar from its all-time low at the end of October 2000 as the U.S. economy slowed more sharply than Europe's, U.S. short-term rates were lowered, and Nasdaq plunged. European consumers and businesses will benefit from tax cuts this year, the result of the region's progress with structural reforms. In Germany the government pushed ahead with initial measures to reform the state pension system, which puts pressure on France and Italy to do the same.

     U.K. GDP for 2000 rose 3%, the highest increase since 1997. With U.K. core inflation at 1.9%, well below the Bank of England's 2.5% target, the bank cut short-term rates half a percentage point to 5.5% in two stages, hoping to prevent the possible impact of a U.S. economic slowdown.

JAPAN

     A deteriorating outlook for the economy and record bankruptcies weakened the yen 11% against the dollar, considerably reducing the stock market's return for U.S. investors. Sector performance in Japan was similar to that in Europe. Honda Motor and Canon contributed most to performance in Japan, while pharmaceutical manufacturer Takeda Chemical Industrial and communications equipment supplier Matsushita Communication Industrial caused the most harm.

     o Economic Review for Japan

     Discouraging news about technology demand raised fears that Japan's export-led economic recovery would falter. Evidence of Japan's deteriorating economy included a sharp decrease in private sector capital spending growth, declining exports, and weaker prices. Industrial production was worse than expected, and unemployment remained high. The Bank of Japan's quarterly Tankan business survey confirmed the gloomy tone of other indicators, revealing a sharper-than-expected fall in the outlook of large manufacturing firms whose exports had helped Japan avoid recession last year. Standard & Poor's cut Japan's credit rating and the G7 issued a statement encouraging Japan to ease mon-etary policy and tackle the banks' bad debt problems. The Bank of Japan reduced interest rates in two steps from a quarter-point to zero. Concerns about the economy and financial sector, coupled with perceptions that the government might let the yen fall to boost competitiveness and revive the economy, pushed the yen down versus the greenback.

     After narrowly surviving two no-confidence votes, allegations of corruption, political blunders, and negative economic news, Prime Minister Mori resigned. The reform platform of candidate Junichiro Koizumi attracted widespread popular support and the backing of Mori's LDP party, and Koizumi won the election in late April. After nearly a decade of recession, the new government's stated intention to introduce the reforms and restructuring that Japan desperately needs for steady longer-term economic growth is potentially positive.

FAR EAST

     The Far East was the best-performing region over the period from your fund's inception through April, and the only one with positive results. Country performance varied, with Hong Kong strongly positive, Australia and New Zealand up modestly, and Singapore lagging. Across economic sectors, the region did not escape the global telecom correction. Unlike Europe, industrials fell substantially while tech- nology rose. Consumer sectors also performed strongly. Australian financials rallied as interest rates fell. Hong Kong's Guoco Group and Dairy Farm International Holdings were the largest contributors to performance. Guoco Group's shares rose sharply when Singapore's DBS Group Holdings agreed to buy Guoco's subsidiary Dao Heng Bank. However, DBS Group itself fell significantly in the month before the announcement. DBS and Hong Kong conglomerate Hutchison Whampoa detracted most from performance.

     o Economic Review for the Far East

     Economic data indicated that GDP growth will be cut roughly in half in countries that had double-digit gains last year and will slow elsewhere. Hong Kong's fourth-quarter 2000 GDP was a better-than-expected 6.8% year-over-year, but it had been underpinned by robust exports that started to weaken. Hong Kong was weakened by deflation, and unemployment rose for the first time in many months. Australia's economy slowed sharply as fourth-quarter GDP was disappointing, consumer spending declined, and unemployment rose. China, whose economy has a profound effect on Hong Kong and other countries in the region, saw its GDP rise a robust 8.0% in 2000 and a better-than-expected 8.1% in the first quarter of 2001. The government reiterated its commitment to support domestic economic growth with fiscal spending.

INVESTMENT OUTLOOK

     The global economic picture has become more clouded over the past six months, particularly in the U.S., whose economy has a strong effect on international markets. Commentators have been focusing on the financially overstretched U.S. consumer and on overcapacity, particularly in IT, and concluding that the current slowdown may be prolonged. On the other hand, the U.S. Federal Reserve has continued to cut key short-term interest rates. Significant tax relief is virtually assured, although it will be phased in over a longer period than many had hoped, and the flexible U.S. economy has so far managed to avoid slipping into recession.

     While it is difficult to forecast the duration of the current slowdown, we can speculate about the likely shape of the longer-term picture. In Europe, consumers are not as overwhelmed by debt and there is less overcapacity. Structural reforms are continuing apace. In Japan, after nearly a decade of sluggishness, the new government's plans for economic and banking reform provide some measure of hope. Elsewhere in Asia, China continues to move in broadly the right direction to develop its economy and bring down interest rates.

     The stock market declines of the past year have started to bring valuations down toward more attractive levels. Falling interest rates, better stock price valuations, and continued structural reforms where needed give us reason to believe that much of the pain is now behind us and that your fund may have begun operations at an opportune point. While international markets are likely to be characterized by volatility, we are confident that long-term investors should be rewarded.

Respectfully submitted,

/s/

Raymond A. Mills
Chairman of the fund's Investment Advisory Committee
May 25, 2001

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
-----------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS                                     Percent of
                                                                 Net Assets
                                                                    4/30/01
-----------------------------------------------------------------------------
BP Amoco, United Kingdom                                                2.1%
iShares MSCI Japan, United States                                       2.0
Vodafone Group, United Kingdom                                          2.0
GlaxoSmithKline, United Kingdom                                         1.7
Nokia, Finland                                                          1.5
 .............................................................................
Royal Dutch Petroleum, Netherlands                                      1.3
HSBC Holdings, United Kingdom                                           1.2
Toyota Motor, Japan                                                     1.2
TotalFinaElf, France                                                    1.1
Novartis, Switzerland                                                   1.1
 .............................................................................
iShares MSCI United Kingdom, United States                              1.1
iShares MSCI Emu, United States                                         1.0
NTT DoCoMo, Japan                                                       0.9
AstraZeneca Group, United Kingdom                                       0.9
Shell Transport & Trading, United Kingdom                               0.8
 .............................................................................
Nestle, Switzerland                                                     0.8
Vivendi Universal, France                                               0.8
Telefonica, Spain                                                       0.8
Telecom Italia, Italy                                                   0.8
Allianz, Germany                                                        0.7
 .............................................................................
Takeda Chemical Industries, Japan                                       0.7
ING Groep, Netherlands                                                  0.7
UBS, Switzerland                                                        0.7
Sony, Japan                                                             0.7
Siemens, Germany                                                        0.6
 .............................................................................
Total                                                                  27.2%

Note: Table excludes reserves.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
Unaudited                         For a share outstanding throughout the period
FINANCIAL HIGHLIGHTS
                                                                     11/30/00
                                                                      Through
                                                                      4/30/01
  NET ASSET VALUE
  Beginning of period                                               $  10.00
 ................................................................................
  Investment activities
    Net investment income (loss)                                        0.06
    Net realized and unrealized gain (loss)                            (0.52)
 ................................................................................
    Total from investment activities                                   (0.46)

  NET ASSET VALUE
 ................................................................................
  End of period                                                     $   9.54
 ................................................................................
  RATIOS/SUPPLEMENTAL DATA
  Total return**                                                       (4.60)%
  Ratio of total expenses to average net assets                         0.50%+
  Ratio of net investment income (loss) to average net assets           1.71%+
  Portfolio turnover rate                                              40.2%+
  Net assets, end of period (in thousands)                          $  6,891
 ................................................................................
** Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                        April 30, 2001

STATEMENT OF NET ASSETS                                     Shares        Value
-------------------------------------------------------------------------------

AUSTRALIA  2.6%

Common Stocks  2.5%
Amcor                                                         344      $     1
AMP                                                           782            8
AMP Diversified Property Trust                                345            0
Austar United Commerce *                                       67            0
Australia & New Zealand Banking Group                         831            6
Australian Gas Light                                          358            2
Bank of Western Australia                                       5            0
BHP                                                         1,144           13
Brambles Industries                                           127            3
British America Tobacco                                        84            1
Cable & Wireless *                                          2,085            4
Caltex Australia                                            1,657            2
Coca Cola Amatil                                              574            1
Coles Myer                                                  1,211            4
Commonwealth Bank of Australia                                812           12
Computershare                                                 785            3
CSL                                                           176            3
CSR                                                           544            2
FH Faulding                                                   458            3
Foodland Associated                                           442            2
Fosters Brewing Group                                       1,851            5
General Property Trust                                      2,269            3
General Retail Trust                                          310            0
Goodman Fielder                                                83            0
Harvey Norman Holdings                                      1,585            3
Howard Smith                                                  418            2
Iluka Resources                                               116            0
James Hardie Industries                                        83            0
John Fairfax Holdings                                         156            0
Lend Lease                                                    236            2
Lion Nathan                                                   296            1
Macquarie Bank                                                 96            1
Mayne Nickless                                                804            3
MIM Holdings                                                  918            1
Mirvac Group *                                                334            1

Mirvac Group *                                                 33      $     0
National Australia Bank                                       837           13
National Mutual Holdings                                      973            1
Newcrest Mining                                               980            2
News Corporation                                            1,052           10
Normandy Mining                                               929            1
NRMA Insurance Group                                          850            1
One Telephone                                               9,822            2
Orica                                                         788            2
Origin Energy *                                             1,854            2
Pacific Dunlop                                                550            0
Pasminco                                                      601            0
Publishing & Broadcasting                                      71            0
Qantas Airways                                                 11            0
QBE Insurance Group                                           233            1
Rio Tinto                                                     266            5
Santos                                                        336            1
Seven Network                                                  80            0
Southcorp                                                     345            1
St. George Bank                                               251            2
Stockland Trust Group                                         397            1
Suncorp Metway                                                  6            0
TABCORP Holdings                                               80            0
Telstra                                                     1,245            4
Transurban Group                                              272            1
Wesfarmers                                                    149            2
Westfield Holdings                                            292            2
Westfield Trust                                               915            1
Westpac Banking                                             1,245            8
WMC                                                           593            3
Woodside Petroleum                                            394            3
Woolworths                                                  2,002            9
                                                                           170
Preferred Stocks  0.1%
News Corporation                                            1,138            9
                                                                             9
 ...............................................................................
Total Australia (Cost $182)                                                179
 ...............................................................................

AUSTRIA  0.3%

Common Stocks  0.3%
Austria Tabakwerke (EUR)                                       10      $     1
Austrian Airlines/Osterreichische Luftverkehrs (EUR)            9            0
BBAG Oesterreichische Brau-Beteiligungs (EUR)                   5            0
Bohler Uddeholm (EUR)                                          66            3
Brau-Union (EUR)                                               57            2
BWT (EUR)                                                      64            2
Erste Bank der Oesterreichischen Sparkassen (EUR)              13            1
EVN (EUR)                                                      18            1
Flughafen Wien (EUR)                                            9            0
Immofinanz Immobilien Anlagen (EUR) *                          40            0
Lenzing (EUR)                                                   1            0
Mayr-Melnhof Karton (EUR)                                      44            2
Oesterreichische Elektrizitaetswirtschafts (EUR)                8            1
OMV (EUR)                                                      64            5
Palfinger (EUR)                                                 1            0
RHI (EUR)                                                      11            0
Telekom Austria (EUR) *                                       131            1
VA Technologie (EUR) *                                          8            0
Voest-Alpine Stahl (EUR)                                       18            1
Wienerberger Baustoffindustrie (EUR)                           44            1
 ...............................................................................
Total Austria (Cost $19)                                                    21
 ...............................................................................

BELGIUM  1.1%

Common Stocks  1.1%
Ackermans & van Haaren (EUR)                                   13            0
Agfa Gevaert (EUR)                                            240            4
Almanij Algem (EUR)                                           164            6
Barco (EUR)                                                    92            6
Bekaert (EUR)                                                  26            1
Colruyt (EUR)                                                  21            1
Delhaize Le Lion (EUR)                                         70            4
Dexia (EUR)                                                    55            9
Electrabel (EUR)                                               38            8
Fortis (EUR)                                                  483           13

G.I.B. Group (EUR)                                             16      $     1
Gevaert (EUR)                                                   5            0
Groupe Bruxelles Lambert (EUR)                                118            6
Interbrew (EUR)                                               117            3
KBC Bankerzekeringsholding (EUR)                              171            6
Mobistar (EUR) *                                               18            0
Natl Portefeuille (EUR)                                        11            1
S.A. D'Ieteren (EUR)                                            8            1
Solvay (EUR)                                                   47            3
Tessenderlo Chemie (EUR)                                       12            0
UCB (EUR)                                                      83            3
Union Miniere (EUR)                                            50            2
 ...............................................................................
Total Belgium (Cost $82)                                                    78
 ...............................................................................

CHINA  0.0%

Common Stocks  0.0%
Shanghai Industrial Holdings (HKD)                          1,000            2
 ...............................................................................
Total China (Cost $2)                                                        2
 ...............................................................................

DENMARK  0.9%

Common Stocks  0.9%
Carlsberg (Class A)                                            65            3
Carlsberg (Class B)                                            16            1
Christian Hanson Holdings                                       5            0
Codan                                                           6            0
D/S 1912                                                        1            8
Danisco                                                       147            5
Danske Bank                                                   532            9
FLS Industries                                                  1            0
GN Store Nord                                                 113            1
Group 4 Falck                                                  21            2
H Lundbeck                                                    155            4
ISS International *                                            23            1
Jyske Bank *                                                  121            3
Kobenhavns Lufthavne                                           26            2
NavisionDamgaard *                                             14            0

Neurosearch *                                                   3      $     0
NKT Holding                                                    35            1
Novo Nordisk                                                  230            9
Novozymes                                                      36            1
SAS Danmark                                                    14            0
Sophus Berendsen (Class A)                                      4            0
Sophus Berendsen (Class B)                                     11            0
Tele Danmark                                                  119            5
Topdanmark As *                                                20            1
Vestas Wind Systems *                                          97            5
William Demant *                                               40            1
 ...............................................................................
Total Denmark (Cost $65)                                                    62
 ...............................................................................

FINLAND  2.0%

Common Stocks  2.0%
Comptel (EUR)                                                 180            2
Elisa Communications (EUR)                                     69            1
Fortum (EUR)                                                  109            0
Nokia (EUR)                                                 3,152          104
Perlos (EUR)                                                  177            2
Sampo OYJ (EUR)                                               405            4
Sonera (EUR)                                                  317            4
Stora Enso (Class A) (EUR)                                    263            3
Stora Enso (Class R) (EUR)                                    583            7
Tietoenator (EUR)                                             119            4
UPM Kymmene (EUR)                                             208            7
Valmet Rauma (EUR)                                             96            1
 ...............................................................................
Total Finland (Cost $165)                                                  139
 ...............................................................................

FRANCE  9.6%

Common Stocks  9.6%
Accor (EUR)                                                   152            6
Alcatel (EUR)                                                 787           26
Alstom (EUR)                                                  207            6
Assurances Generales de France (EUR)                          135            8
Aventis (EUR)                                                 523           41



AXA (EUR)                                                     286      $    34
BNP Paribas (EUR)                                             317           28
Bouygues (EUR)                                                274           12
Canal Plus (EUR)                                               69            0
Cap Gemini (EUR)                                               81           12
Carrefour (EUR) *                                             433           25
Castorama Dubois Investissement (EUR)                          21            5
Christian Dior (EUR)                                          100            4
Compagnie de Saint-Gobain (EUR)                                48            7
Compagnie Generale d'Industrie et de Participations (EUR)      78            3
Comragnie Generde des Establissements Michelin (EUR)          127            4
Credit Lyonnais (EUR)                                         142            5
Essilor International (EUR)                                    12            3
Establissements Economiques du Casino Guichard-Perrachon       69            6
France Telecom (EUR)                                          210           15
Groupe Danone (EUR)                                            96           13
Havas Advertising (EUR)                                        90            1
L'Air Liquide (EUR)                                            51            8
L'Oreal (EUR)                                                 439           32
Lafarge (EUR)                                                  79            8
Lagardere S.C.A. (EUR)                                         79            5
Legrand (EUR)                                                  39            9
LVMH (EUR)                                                    374           23
Pechiney (EUR)                                                 43            2
Pernod-Ricard (EUR)                                            31            2
Pinault Printemps Redoute (EUR)                                88           15
PSA Peugeot Citroen (EUR)                                      36           10
Renault (EUR)                                                 165            9
Rexel (EUR)                                                    55            4
Sagem (EUR)                                                    44            4
Sanofi-Synthelabo (EUR)                                       558           33
Schneider Electric (EUR)                                      152           10
Societe Generale (EUR) *                                      298           19
Societe Television Francaise 1 (EUR)                           87            4
Sodexho Alliance (EUR)                                        112            6
STMicroelectronics (EUR)                                      579           23
Suez Lyonnaise des Eaux (EUR)                                 122           18

Thales (EUR)                                                  174      $     7
Thomson Multimedia (EUR) *                                     33            1
TotalFinaElf (EUR)                                            529           79
Usinor (EUR)                                                  268            4
Valeo (EUR)                                                    46            2
Vinci (EUR)                                                    32            2
Vivendi Environnement (EUR) *                                  80            4
Vivendi Universal (EUR)                                       771           53
 ...............................................................................
Total France (Cost $668)                                                   660
 ...............................................................................

GERMANY  7.4%

Common Stocks  7.1%
Adidas-Salomon (EUR)                                           25            2
Allianz (EUR)                                                 168           48
Altana (EUR)                                                   86           10
AMB Aachner & Muenchener Beteiligungs (EUR)                    52            6
AXA Colonia Konzern (EUR)                                      15            2
Bankgesellschaft Berlin (EUR)                                  18            0
BASF (EUR)                                                    429           18
Bayer (EUR)                                                   486           20
Bayer Hypo-und Vereinsbank (EUR) *                            379           21
Bayerische Motoren Werke (EUR)                                456           15
Beiersdorf (EUR)                                               48            5
Commerzbank (EUR)                                             428           12
Continental (EUR)                                             185            3
DaimlerChrysler (EUR)                                         677           34
Degussa (EUR) *                                               142            4
Deutsche Bank (EUR)                                           420           34
Deutsche Lufthansa (EUR)                                      111            2
Deutsche Telekom (EUR)                                        886           23
Dresdner Bank (EUR)                                           339           15
E.On (EUR)                                                    522           26
Ergo Versicherungs (EUR)                                       54            8
Gehe (EUR)                                                     40            2
Heidelberger Zement (EUR)                                      31            2
Hochtief (EUR)                                                115            3
Infineon Technologies (EUR)                                   173            8

Karstadt Quelle (EUR)                                          63      $     2
Linde (EUR)                                                    64            3
Man (EUR)                                                      61            2
Metro (EUR)                                                   220           10
MG Technologies (EUR)                                          74            1
Muenchener Rueckversicherungs-Gesellschaft (EUR)              124           35
Preussag (EUR) *                                              149            5
RWE (EUR)                                                     341           13
SAP (EUR)                                                     123           20
Schering (EUR)                                                317           16
Siemens (EUR)                                                 603           45
ThyssenKrupp (EUR)                                            393            6
Volkswagen (EUR)                                              208           10
                                                                           491
Preferred Stocks  0.3%
Henkel KGaA (EUR)                                              35            2
RWE (EUR)                                                      89            3
SAP (EUR)                                                     103           16
                                                                            21
 ...............................................................................
Total Germany (Cost $510)                                                  512
 ...............................................................................

GREECE  0.7%

Common Stocks  0.7%
Alpha Bank (EUR)                                               61            2
Altec Information & Communications Systems (EUR)              294            2
Aspis Pronia General Insurance (EUR)                          313            2
Athens Water Supply & Sewage (EUR)                            309            2
Attica Enterprises (EUR)                                      264            2
Bank of Piraeus (EUR)                                         132            2
Commercial Bank of Greece (EUR)                                42            2
Delta Holdings (EUR)                                          189            1
Delta Informatics (EUR)                                       353            2
EFG Eurobank Ergasias (EUR)                                   105            2
Elais Oleaginous Products (EUR)                               101            2
Ethniki General Insurance (EUR)                               135            1
Goody's (EUR)                                                 114            2
Hellenic Bottling (EUR) *                                     114            2

Hellenic Telecommunications (EUR)                             143      $     2
Intracom (EUR)                                                116            2
Intrasoft (EUR)                                               194            2
Lambrakis Press (EUR)                                         157            2
Minoan Lines (EUR)                                            379            2
National Bank of Greece (EUR)                                 116            4
Panafon Hellenic Telecom                                      315            2
Sysware (EUR)                                                 481            2
Tiletipos (EUR)                                               271            2
 ...............................................................................
Total Greece (Cost $47)                                                     46
 ...............................................................................

HONG KONG  2.9%

Common Stocks  2.9%
Amoy Properties                                             1,500            2
Bank of Fukvoka                                               800            2
Cathay Pacific Airways                                      2,000            3
Cheung Kong Holdings                                        1,000           11
China Merchants Holdings International                      2,000            1
China Mobile (Hong Kong) *                                  3,500           17
China Overseas Land                                         2,000            0
China Resources Enterprise                                  6,000            9
China Unicom *                                              4,000            6
Citic Pacific                                               1,000            3
CLP Holdings                                                1,200            5
Cosco Pacific                                               2,000            1
Dairy Farm International Holdings *                        13,500            7
Dao Heng Bank Group                                           500            4
First Pacific                                               2,000            1
Guoco Group                                                 1,000            6
Hang Seng Bank                                              1,300           15
Henderson Investor                                          2,000            1
Henderson Land Development                                  1,000            5
Hong Kong & Shanghai Hotels                                   500            0
Hong Kong and China Gas                                     3,300            4
Hong Kong Electric Holdings                                 1,000            3
Hong Kong Land Holdings (USD)                               1,000            2
Hutchison Whampoa                                           3,000           32

Jardine Matheson Holdings *                                   400      $     2
Johnson Electric Holdings                                   3,500            7
Kerry Properties *                                            500            1
Legend Holdings                                            10,000            8
Li & Fung                                                   2,000            4
New World Development                                       1,000            1
New World Infrastructure                                    3,600            2
Pacific Century CyberWorks *                                6,000            2
Shangri-La Asia                                             2,000            2
Sino Land                                                   2,000            1
South China Morning Post Holdings                           2,000            1
Sun Hung Kai Properties                                     1,000            9
Swire Pacific (Class A)                                       500            3
Swire Pacific (Class B)                                     2,500            2
Varitronix International                                    7,000            5
VTech Holdings                                              4,000            2
Wharf Holdings                                              1,000            2
Wheelock                                                    2,000            2
Yue Yuen Industrial                                         1,000            2
 ...............................................................................
Total Hong Kong (Cost $198)                                                198
 ...............................................................................

IRELAND  0.7%

Common Stocks  0.7%
Allied Irish Banks (EUR)                                      641            7
Bank of Ireland (EUR)                                         583            6
CRH (EUR)                                                     227            4
DCC (EUR)                                                      45            0
eircom (EUR)                                                2,028            5
Elan (EUR)                                                    263           13
Independent News & Media (EUR) *                              284            1
IONA Technologies (EUR) *                                       5            0
Irish Life & Permanent (EUR) *                                319            4
Jefferson Smurfit Group (EUR)                                 598            1
Kerry Group (EUR)                                              92            1
Ryanair Holdings (EUR) *                                      304            3
 ...............................................................................
Total Ireland (Cost $45)                                                    45
 ...............................................................................

ITALY  5.0%

Common Stocks  5.0%
Alitalia Linee (EUR) *                                        531      $     1
Alleanza Assicurazioni (EUR)                                  537            7
Assicurazioni Generali (EUR)                                  884           29
Autostrade (EUR) *                                            488            3
Banca di Roma (EUR)                                         3,075            3
Banca Fideuram (EUR)                                          519            6
Banca Intesa (EUR)                                          3,270           12
Benetton Group (EUR)                                        1,016            1
Bipop-Carire (EUR)                                          1,000            5
BNL (EUR)                                                     874            3
Bulgari (EUR)                                                  56            1
C.I.R. (EUR)                                                1,203            2
Edison (EUR)                                                  578            6
Enel (EUR)                                                  2,810            9
ENI (EUR)                                                   5,488           38
Fiat (EUR)                                                    291            7
Finmeccanica (EUR) *                                        5,422            6
Gruppo Editoriale L'Espresso (EUR)                            238            1
Holding di Partecipazioni Industriali (EUR)                   390            2
Ifil (EUR)                                                    138            1
Ifil (EUR) (Savings Class shares) +                           112            0
Italcementi (EUR)                                             315            3
Italgas (EUR)                                                 391            4
La Fondiaria Assicurazioni (EUR)                              238            1
La Rinascente (EUR)                                           601            3
Mediaset (EUR)                                                822           10
Mediobanca (EUR)                                              330            4
Mediolanum (EUR)                                              193            2
Monte Paschi Siena (EUR)                                    1,861            7
Montedison (EUR)                                              707            2
Olivetti (EUR)                                              5,458           12
Parmalat Finanziaria (EUR)                                  3,388            5
Pirelli (EUR)                                               1,592            5
Riunione Adriatica di Sicurta (EUR)                           558            7
Rolo Banca 1473 (EUR)                                         374            6

Saipem (EUR)                                                  828      $     5
San Paolo-IMI (EUR)                                           938           13
Seat Pagine Gialle (EUR) *                                  1,266            1
Telecom Italia (EUR) (Savings Class shares) +               1,841           12
Telecom Italia (EUR)                                        3,712           41
Telecom Italia Mobile (EUR)                                 5,885           40
UniCredito Italiano (EUR)                                   3,666           17
 ...............................................................................
Total Italy (Cost $366)                                                    343
 ...............................................................................

JAPAN  23.7%

Common Stocks  23.7%
Acom                                                          100            8
Advantest                                                     100           11
Aiful                                                          50            5
Aioi Insurance                                              1,000            3
Asahi Bank                                                  2,000            6
Asahi Glass                                                 1,000            9
Asahi Kasei                                                 1,000            5
Ashikaga Bank *                                             1,000            2
Autobacs Seven                                                100            2
Bank of Fukuoka                                             1,000            4
Bank of Kyoto                                               1,000            4
Bank of Yokohama                                            1,000            4
Benesse                                                       100            4
Bridgestone                                                 1,000           12
Canon                                                       1,000           39
Central Glass                                               1,000            5
Central Japan Railway                                           1            6
Chiba Bank                                                  1,000            4
Chubu Electric Power                                          500            9
Chugoku Electric Power                                        200            3
Chuo Mitsui Trust & Banking                                 1,000            2
Cosmo Oil                                                   1,000            2
Credit Saison                                                 200            4
CSK                                                           300            9
Dai Nippon Printing                                         1,000           14
Daicel Chemical Industries                                  1,000            3

Daiei *                                                     3,000      $     7
Dainippon Ink and Chemicals                                 2,000            6
Daito Trust Construction                                      100            2
Daiwa Bank                                                  1,000            1
Daiwa House Industry                                        1,000            8
Daiwa Securities Group                                      1,000           11
DDI                                                             3           12
Denso                                                       1,000           20
East Japan Railway                                              3           17
Ezaki Glico                                                 3,000           18
Familymart                                                    200            3
Fanuc                                                         200           11
Fuji Electric                                               2,000            6
Fujikura                                                    1,000            8
Fujitsu                                                     1,000           14
Hankyu                                                      1,000            3
Heiwa                                                         400            7
Hino Motors *                                               1,000            5
Hitachi                                                     2,000           19
Hitachi Cable                                               1,000            7
Hitachi Capital                                               200            5
Hitachi Metals                                              1,000            5
Hokkaido Electric Power                                       100            1
Hokuriku Bank *                                             4,000            7
Hokuriku Electric Power                                       300            4
Honda Motor                                                 1,000           40
Hoya                                                          100            7
Inax                                                        1,000            6
Isetan                                                      1,000           10
Ishikawajima Harima Heavy Industries                        1,000            2
Isuzu Motors                                                1,000            2
Itochu                                                      1,000            4
Japan Energy                                                2,000            4
Japan Telecom                                                   1           17
Japan Tobacco                                                   1            7
Joyo Bank                                                   1,000            3
JSR                                                         1,000            6



Kajima                                                      1,000      $     3
Kandenko                                                    1,000            5
Kanebo                                                      2,000            6
Kansai Electric Power                                         600            9
Kawasaki Heavy Industries *                                 6,000           10
Kawasaki Kisen Kaisha                                       1,000            2
Kawasaki Steel                                              3,000            4
Kinki Nippon Railways                                       1,030            4
Kirin Brewery                                               1,000           10
Kobe Steel *                                                3,000            2
Komatsu                                                     1,000            6
Konami                                                        100            5
Kubota                                                      1,000            4
Kyocera                                                       100           10
Kyushu Electric Power                                         300            4
Lion                                                        1,000            4
Marubeni *                                                  2,000            4
Matsushita Communication Industrial                           100            5
Matsushita Electric Industrial                              1,000           17
Mazda Motor                                                 2,000            5
Meiji Milk Products                                         1,000            4
Minolta                                                     1,000            4
Mitsubishi                                                  1,000            8
Mitsubishi Chemical *                                       2,000            7
Mitsubishi Electric                                         1,000            6
Mitsubishi Estate                                           1,000           10
Mitsubishi Gas Chemical                                     1,000            3
Mitsubishi Heavy Industries *                               2,000            8
Mitsubishi Materials                                        1,000            3
Mitsubishi Motor *                                          1,000            3
Mitsubishi Rayon                                            1,000            3
Mitsubishi Tokyo Financial Group *                              3           31
Mitsui                                                      1,000            6
Mitsui Chemical                                             1,000            5
Mitsui Fudosan                                              1,000           10
Mitsui Marine and Fire Insurance *                          1,000            6
Mitsui O.S.K.                                               1,000            3

Mitsukoshi                                                  1,000      $     5
Mizuho Holdings                                                 6           37
Murata Manufacturing                                          200           17
Nagoya Railroad                                             1,000            3
National House Industrial                                   1,000            6
NEC                                                         1,000           18
NHK Spring                                                  1,000            3
Nikko Securities                                            1,000            8
Nintendo                                                      100           16
Nippon Express                                              1,000            5
Nippon Mitsubishi Oil                                       1,000            6
Nippon Paint                                                1,000            4
Nippon Steel                                                4,000            7
Nippon Telegraph and Telephone                                  2           13
Nippon Unipac Holding *                                         1            6
Nippon Yusen Kabushiki Kaisha                               1,000            4
Nipponkoa Insurance                                         1,000            4
Nissan Motor                                                3,000           21
Nisshinbo Industries                                        1,000            6
Nissin Food Products                                          100            2
Nitto Denko                                                   200            7
Nkk                                                         2,000            2
Nomura Securities                                           1,000           21
NSK                                                         1,000            5
NTT Data                                                        2           13
NTT DoCoMo                                                      3           62
Obayashi                                                    1,000            5
Odakyu Electric Railway                                     1,000            4
Oji Paper                                                   1,000            5
Oki Electric Industry                                       1,000            5
Oriental Land                                                 100            7
Orix                                                          100            9
Osaka Gas                                                   2,000            6
Promise                                                       100            8
Rohm                                                          100           18
Sanrio                                                        200            3
Sanyo Electric                                              1,000            6

Sapporo Breweries                                           1,000      $     3
Sega                                                          200            4
Seiyu *                                                     2,000            7
Sekisui Chemical                                            2,000            8
Sekisui House                                               1,000            9
Sharp                                                       1,000           14
Shikoku Electric Power                                        200            3
Shimano                                                       400            6
Shimizu                                                     1,000            5
Shinko Securities                                           1,000            3
Shiseido                                                    1,000           11
Shizuoka Bank                                               1,000            9
Shohkoh Fund                                                   10            1
Showa Denko *                                               1,000            2
Softbank                                                      300           11
Sony                                                          600           45
Sumitomo                                                    1,000            7
Sumitomo Bank                                               3,800           35
Sumitomo Chemicals                                          1,000            5
Sumitomo Heavy Industries                                   2,000            3
Sumitomo Metal Industries *                                 2,000            2
Sumitomo Metal Mining                                       1,000            4
Sumitomo Trust & Banking                                    1,000            7
Taiheiyo Cement                                             1,000            2
Taisei                                                      1,000            3
Takeda Chemical Industries                                  1,000           48
Takefuji                                                      100            8
TDK                                                           100            6
Teijin                                                      1,000            5
Terumo                                                        200            4
Tobu Railway                                                1,000            3
Toho                                                          100           13
Tohoku Electric Power                                         300            4
Tokio Marine & Fire Insurance                               1,000           11
Tokuyama                                                    1,000            4
Tokyo Electric Power                                          900           21
Tokyo Electron                                                100            7

Tokyo Gas                                                   2,000      $     6
Tokyu                                                       1,000            6
Tonen General Sekiyu                                        1,000            7
Toray Industries                                            1,000            4
Toshiba                                                     2,000           13
TOYOBO                                                      1,000            2
Toyota Motor                                                2,500           83
Ube Industries                                              1,000            2
UFJ Holdings *                                                  3           22
West Japan Railway                                              1            5
Yamaha                                                      1,000           10
Yasuda Fire and Marine Insurance                            1,000            6
Yasuda Trust & Banking                                      6,000            5
York Benimaru                                                 400           10
 ...............................................................................
Total Japan (Cost $1,719)                                                1,634
 ...............................................................................

LUXEMBOURG  0.0%

Common Stocks  0.0%
Societe Europeenne des Satellites (EUR)                        13            2
 ...............................................................................
Total Luxembourg (Cost $2)                                                   2
 ...............................................................................

NETHERLANDS  4.9%

Common Stocks  4.9%
ABN AMRO Holding (EUR)                                      1,021           21
Aegon (EUR)                                                   909           30
Akzo Nobel (EUR)                                              198            8
ASM Lithography Holdings (EUR) *                              314            8
DSM (EUR)                                                      56            2
Elsevier (EUR)                                                514            7
Equant (EUR) *                                                171            5
European Aeronautic Defence and Space (EUR) *                  94            2
Fortis (EUR)                                                  335            9
Heineken (EUR)                                                213           11
ING Groep (EUR)                                               693           47
Konindlijke Ahold (EUR)                                       591           18
Koninklijke Numico (EUR)                                       85            3

KPN (EUR)                                                     945      $    12
Philips Electronics (EUR)                                     954           28
Royal Dutch Petroleum (EUR)                                 1,446           86
TNT Post Group (EUR)                                          353            8
Unilever (EUR)                                                397           23
United Pan-Europe Communications (EUR) *                      125            1
VNU (EUR)                                                     184            8
Wolters Kluwer (EUR) *                                        160            4
 ...............................................................................
Total Netherlands (Cost $361)                                              341
 ...............................................................................

NEW ZEALAND  0.2%

Common Stocks  0.2%
Air New Zealand (Class B)                                   2,173            2
Auckland International Airport                                168            0
Baycorp Holdings                                              430            2
Carter Holt Harvey                                            929            1
Contact Energy                                                312            1
Fisher & Paykel                                                63            0
Independent Newspapers                                        713            1
Natural Gas Corporation                                         6            0
Rubicon *                                                     684            0
Sanford                                                        51            0
Sky City                                                       52            0
Sky Network Television *                                    1,603            2
Telecom of New Zealand                                        937            3
Tranz Rail Holdings                                           120            0
Warehouse Group                                               984            2
 ...............................................................................
Total New Zealand (Cost $14)                                                14
 ...............................................................................

NORWAY  0.3%

Common Stocks  0.3%
Aker Maritime *                                                61            1
Bergesen (Class A)                                             27            1
Bergesen (Class B)                                             12            0
Bonheur                                                         6            0
Den Norske Bank                                                47            0

EDB Business Partner *                                         50      $     1
Elkem                                                          26            1
Fred Olsen Energy *                                            16            0
Gjensidige NOR Sparebank                                       26            1
Hafslund                                                       25            0
Kvaerner (Class A)                                             57            0
Leif Hoegh & Co.                                               20            0
Merkantildata *                                               116            0
Narvesen                                                       25            0
Nera                                                          846            3
Norsk Hydro                                                    73            3
Norske Skogsindustrier                                         50            1
Odfjell                                                         5            0
Opticom *                                                       4            0
Orkla                                                         117            2
Petroleum Geo-Services *                                       56            1
Rieber & Son                                                   38            0
Schibsted                                                      38            0
Smedvig (Class A)                                             227            3
Smedvig (Class B)                                              15            0
Stepstone *                                                   135            0
Storebrand                                                    153            1
Tandberg *                                                      9            0
Tandberg Televisjo *                                           29            0
Telenor *                                                     449            2
Tomra Systems                                                  97            2
Wilh. Wilhelmsen                                               11            0
 ...............................................................................
Total Norway (Cost $24)                                                     23
 ...............................................................................

PORTUGAL  0.5%

Common Stocks  0.5%
Banco Comercial Portugues (EUR) *                           1,568            7
Banco Espirito Santo (EUR)                                     29            0
BPI (EUR)                                                     363            1
Brisa Auto Estradas de Portugal (EUR)                         347            3
CIMPOR-Cimentos de Portugal (EUR)                             155            4
Electricidade de Portugal (EUR)                             1,202            3

Jeronimo Martins (EUR)                                        644      $     5
Portugal Telecom (EUR)                                        697            7
Pt Multimedia (EUR) *                                          32            0
Services de Telecomunicacoes e Multimedia (EUR) *               7            0
Sonae S.G.P.A. (EUR)                                        1,018            1
Sonae.Com S.G.P.S. (EUR) *                                     10            0
Telecel-Comunicacoes Pessoais (EUR) *                         295            3
 ...............................................................................
Total Portugal (Cost $36)                                                   34
 ...............................................................................

SINGAPORE  0.9%

Common Stocks  0.9%
Brierley Investments *                                        500            0
Capitaland *                                                1,000            1
City Developments                                           1,000            4
Creative Technolog                                            250            2
DBS Group Holdings                                          1,000            9
Elec & Eltek International                                  2,400            6
Haw Par                                                     1,000            2
Hotel Properties                                            2,000            2
Jardine Strategic                                             500            2
Mandarin Oriental (USD)                                     3,000            2
Marco Polo Development                                      2,000            2
Neptune Orient Lines *                                      1,000            1
Overseas Chinese Banking                                    1,000            6
Overseas Union Bank                                         1,000            4
Pacific Century Regional Developments *                     1,000            0
SembCorp Industries                                         1,000            1
Sembcorp Logistics                                          1,000            4
Sembcorp Marine                                             1,000            0
Singapore Airlines                                          1,000            8
Singapore Technologies Engineering                          1,000            2
Singapore Telecommunications                                2,000            2
United Industrial                                           1,000            0
United Overseas Land                                        1,000            1
Want Want Holdings (USD)                                    2,000            2
Wing Tai Holdings                                           1,000            1
 ...............................................................................
Total Singapore (Cost $73)                                                  64
 ...............................................................................

SPAIN  2.9%

Common Stocks  2.9%
Acciona (EUR)                                                  36      $     1
Acerinox (EUR)                                                 32            1
Altadis (EUR)                                                 319            4
Aurea Concesiones de Infraestructures
     del Estado (EUR)                                         167            3
Autopistas, Concesionaria Espanola (EUR)                      366            4
Azucarera Ebro Agricolas (EUR)                                 35            0
Banco Bilbao Vizcaya Argentaria (EUR)                       2,058           29
Banco Popular Espanol (EUR)                                   182            7
Banco Santander Central Hispano (EUR)                       3,152           31
Bankinter (EUR)                                                98            4
Corporacion Financiera Alba (EUR)                             133            3
Empresa Nacional de Electricidad (EUR)                        688           12
Fomento de Construccionesy Contratas (EUR)                     66            2
ForeningsSparbanken (EUR)                                     437            5
Gas Natural (EUR)                                             360            6
Grupo Dragados (EUR)                                           95            1
Iberdrola (EUR)                                               631            9
Repsol (EUR)                                                1,015           19
Telefonica (EUR) *                                          3,133           53
Terra Networks (EUR) *                                        548            5
Union Electrica Fenosa (EUR)                                  169            3
 ...............................................................................
Total Spain (Cost $193)                                                    202
 ...............................................................................

SWEDEN  2.0%

Common Stocks  2.0%
Assa Abloy                                                    151            3
Assi Doman *                                                  175            4
Atlas Copco (Class A)                                         168            4
Atlas Copco (Class B)                                          38            1
Electrolux                                                    307            5
Europolitan Holdings                                          408            3
Gambro (Class A)                                              195            1
Gambro (Class B)                                               52            1
Hennes & Mauritz                                              510            9

Holmen                                                         96      $     2
Industrivarden (Class A)                                      153            3
Industrivarden (Class C)                                       25            0
Investor (Class A)                                            167            2
Investor (Class B)                                            241            3
LM Ericsson                                                 5,244           34
Netcom Systems *                                              100            4
Nordea                                                      2,196           13
Sandvik                                                       143            3
Scania (Class A)                                               55            1
Scania (Class B)                                               55            1
Securitas                                                     193            4
Skandia Forsakrings                                           574            6
Skandinaviska Enskilda Banken                                 373            3
Skanska                                                        60            2
SKF (Class B)                                                  36            1
SKF (Class A)                                                  27            0
SSAB Svenskt Stal (Class B)                                    16            0
SSAB Svenskt Stal (Class A)                                    44            1
Svenska Cellulosa                                             187            4
Svenska Handelsbanken                                         487            7
Telia *                                                       829            6
Volvo (Class A)                                                77            1
Volvo (Class B)                                               168            3
 ...............................................................................
Total Sweden (Cost $162)                                                   135
 ...............................................................................

SWITZERLAND  5.5%

Common Stocks  5.5%
ABB                                                           210           15
Adecco                                                         14            9
Baloise Holding                                                 5            5
Ciba Specialty Chemicals                                       66            4
Clariant                                                        9            3
Compagnie Financiere Richemont                                  4           10
Credit Suisse Group                                           205           38
Holderbank Financiere Glarus                                    3            3
Nestle                                                         27           56

Novartis                                                       49      $    76
Pargesa Holding                                                 1            2
Roche Holding                                                   1            8
Roche Holding                                                   5           36
SAirGroup                                                       1            0
Schweizerische Lebensversicherungs-und Rentenanstalt            8            5
Societe Generale de Surveillance                                1            1
Sulzer                                                          5            3
Swatch Group                                                    9            2
Swatch Group (Class B)                                          2            2
Swiss Re                                                       10           20
Swisscom                                                       21            5
Syngenta *                                                     91            5
UBS                                                           303           46
Unaxis Holding *                                               11            2
Zurich Financial Services                                      57           20
 ...............................................................................
Total Switzerland (Cost $414)                                              376
 ...............................................................................

UNITED KINGDOM  21.3%

Common Stocks  21.3%
3i Group                                                      443            8
Abbey National                                                903           16
Aegis Group                                                   598            1
Alliance and Lei                                              281            3
Alliance Trust                                                 40            2
Allied Domecq                                                 909            6
Amvescap                                                      595           11
Anglo American                                                289           18
Arm Holdings *                                                485            3
Associated British Foods                                      423            3
AstraZeneca Group                                           1,307           61
AWG                                                           409            3
Baltimore Technologies *                                      280            0
Bank of Scotland                                              698            8
Barclays                                                    1,042           34
Bass                                                          661            7
BBA Group                                                     247            1

BG Group                                                    2,457      $    10
Billiton                                                    1,707            8
Blue Circle Industries                                        348            2
BOC Group                                                     272            4
Boots                                                       1,314           12
BP Amoco                                                   15,817          142
BPB                                                           306            1
British Aerospace                                           1,218            6
British Airport Authorities                                   788            7
British Airways                                               299            1
British America Tobacco                                     1,477           12
British Energy                                                332            1
British Land                                                  286            2
British Sky Broadcast *                                     1,239           16
British Telecom                                             4,507           36
BTR Siebe                                                   1,933            4
Bunzl                                                         446            3
Cable & Wireless                                            1,691           12
Cadbury Schweppes                                           1,103            7
Capita Group                                                  372            3
Carlton Communcations                                         370            2
Centrica                                                    2,845           10
CGNU                                                        1,514           21
Chubb                                                       1,081            3
CMG                                                           476            2
Colt Telecom Group *                                          417            6
Compass Group *                                             1,448           11
Cookson Group                                                 388            1
Corus Group                                                 1,667            2
Daily Mail & General Trust                                    378            5
Diageo                                                      2,382           25
Dimension Data *                                            1,121            5
Dixons Group                                                1,041            4
Electrocomponents                                             227            2
EMAP                                                          141            2
EMI Group                                                     435            3
Energis *                                                   1,155            6

Enterprise Oil                                                499      $     4
Exel                                                          412            5
FKI                                                           307            1
Foreign and Colonial Investment Trust                         527            2
Gallaher Group                                                499            3
GKN                                                           561            6
GlaxoSmithKline *                                           4,441          118
Granada Compass                                             2,149            6
Great University Stores                                     1,373           11
Halifax Group                                               1,450           16
Hammerson                                                     176            1
Hanson                                                        406            3
Hays                                                        1,342            6
Hilton Group                                                2,081            7
HSBC Holdings                                               6,403           84
Imperial Chemical Industries                                  402            2
Imperial Tobacco                                              481            5
Innogy Holdings                                             1,333            4
International Power                                           597            3
J. Sainsbury                                                1,852           11
Johnson Matthey                                               119            2
Kingfisher                                                    749            5
Land Securities                                               457            6
Lattice Group                                               2,951            5
Legal and General Group                                     3,589            8
Lloyds TSB Group                                            3,573           37
Logica                                                        422            6
Lonrho                                                         95            1
Marconi                                                     1,775           10
Marks and Spencer                                           2,117            8
Matalan                                                       224            1
Misys                                                         545            5
National Grid Group                                           805            6
Next                                                          331            4
Northern Rock                                                 240            2
Nycomed Amersham                                              298            2
P&O Princess Cruises                                          363            2

Pearson                                                       439      $     9
Peninsular and Oriental Steam Navigation                       50            0
Powergen                                                      348            4
Premier Farnell                                               841            4
Provident Financial                                           132            2
Prudential                                                  1,414           16
Psion                                                       1,672            2
Railtrack Group                                               351            2
Rank Group                                                    320            1
Reckitt Benckiser                                           1,057           14
Reed International                                            834            8
Rentokil Initial                                            1,194            3
Reuters Group                                                 919           13
Rexam                                                         670            3
Rio Tinto                                                     584           12
RMC                                                           356            4
Rolls Royce                                                   428            1
Royal & Sun Alliance                                        1,097            8
Royal Bank of Scotland Group                                1,778           41
Safeway                                                     1,055            5
Sage Group                                                  1,156            5
Schroders                                                     121            2
Scottish & Newcastle                                          358            3
Scottish & Southern Energy                                    457            4
Scottish Mortgage and Trust                                   339            2
Scottish Power                                              1,021            6
Severn Trent                                                  585            6
Shell Transport & Trading                                   7,022           58
Slough Estates                                                229            1
Smith & Nephew                                                490            2
Smiths Group                                                  299            4
Smiths Group Contingent *                                     270            0
South African Breweries                                       427            3
Spirent                                                     1,562            9
Stagecoach Holdings                                         2,277            2
Standard Chartered                                            758           11
Tate & Lyle                                                   257            1

Telewest Communications *                                   2,545      $     5
Tesco                                                       5,535           20
Tomkins                                                       449            1
Unilever                                                    1,860           14
United Business Media *                                       183            2
United Business Media *                                       279            1
United Utilities                                              776            7
Vodafone Group                                             43,069          131
Vodafone Group ADR (USD)                                      300            9
WH Smith                                                      134            1
Whitbread Holdings *                                          266            2
Witan Investment Trust                                        300            2
Wolseley                                                      307            2
WPP Group                                                     758            9
 ...............................................................................
Total United Kingdom (Cost $1,529)                                       1,469
 ...............................................................................

UNITED STATES  4.5%

Common Stocks  4.5%
Capstone Turbine *                                              9            0
iShares MSCI Australia                                        500            5
iShares MSCI Emu                                            1,000           67
iShares MSCI Hong Kong                                        600            6
iShares MSCI Japan                                         12,500          140
iShares MSCI Singapore                                        300            2
iShares MSCI Switzerland                                    1,000           14
iShares MSCI United Kingdom                                 4,400           73
 ...............................................................................
Total United States (Cost $290)                                            307
 ...............................................................................

SHORT-TERM INVESTMENTS  0.0%

Money Market Funds  0.0%
T. Rowe Price Reserve Investment Fund, 5.18% #              1,000            1
Total Short-Term Invesments (Cost $1)                                        1

TOTAL INVESTMENTS IN SECURITIES
99.9% of Net Assets (Cost $7,167)                                      $ 6,887

Other Assets Less Liabilities                                                4

NET ASSETS                                                             $ 6,891

Net Assets Consist of:
Accumulated net investment income - net of distributions               $    44
Accumulated net realized gain/loss - net of distributions                  (55)
Net unrealized gain (loss)                                                (280)
Paid-in-capital applicable to 722,082 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares
of the Corporation authorized                                            7,182

NET ASSETS                                                             $ 6,891

NET ASSET VALUE PER SHARE                                              $  9.54

     *  Non-income producing
     #  Seven-day yield
     + Securities contain some restrictions as to public resale - total of such securities at year-end amounts to 0% of net assets
   ADR  American depository receipt
   HKD  Hong Kong dollar
   USD  U.S. dollar
   EUR  Euro

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS                                           In thousands
                                                                      11/30/00
                                                                       Through
                                                                       4/30/01
INVESTMENT INCOME (LOSS)
Income
  Dividend                                                            $    54
  Interest                                                                  3
  Total income                                                             57
Expenses
  Investment management and administrative                                 13
Net investment income (loss)                                               44

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
  Securities                                                              (23)
  Foreign currency transactions                                           (32)
  Net realized gain (loss)                                                (55)
Change in net unrealized gain or loss on securities                      (280)
Net realized and unrealized gain (loss)                                  (335)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $  (291)


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS                                In thousands
                                                                      11/30/00
                                                                       Through
                                                                       4/30/01
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)                                       $     44
  Net realized gain (loss)                                                (55)
  Change in net unrealized gain or loss                                  (280)
  Increase (decrease) in net assets from operations                      (291)

Capital share transactions *
  Shares sold                                                           7,283
  Shares redeemed                                                        (201)
  Increase (decrease) in net assets from capital
  share transactions                                                    7,082

NET ASSETS
Increase (decrease) during period                                       6,791
Beginning of period                                                       100
End of period                                                        $  6,891

*Share information
  Shares sold                                                             733
  Shares redeemed                                                         (21)
  Increase (decrease) in shares outstanding                               712


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
Unaudited                                                        April 30, 2001

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Equity Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Redemption Fees The fund assesses a 1.00% fee on redemptions of fund shares held less than 6 months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term aggre-gated $2,825,000 and $1,005,000, respectively, for the period-ended April 30, 2001.

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income.

     At April 30, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $7,167,000. Net unrealized loss aggregated $280,000 at period-end, of which $270,000 related to appreciated investments and $550,000 to depreciated investments.

NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of dividend and interest income.

NOTE 5- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The invest-ment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $17,000 was payable at April 30, 2001. The fee, computed daily and paid monthly, is equal to 0.50% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $56,000 for the period ended April 30, 2001, of which $12,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the period ended April 30, 2001, totaled $3,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
INVESTMENT SERVICES AND INFORMATION

  KNOWLEDGEABLE SERVICE REPRESENTATIVES

  BY PHONE 1-800-225-5132  Available Monday through Friday from
  7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.
  IN PERSON  Available in T. Rowe Price Investor Centers.

  ACCOUNT SERVICES

  CHECKING  Available on most fixed-income funds ($500 minimum).
  AUTOMATIC INVESTING  From your bank account or paycheck.
  AUTOMATIC WITHDRAWAL  Scheduled, automatic redemptions.
  DISTRIBUTION OPTIONS Reinvest all, some, or none of your distributions. AUTOMATED 24-HOUR SERVICES Including Tele*Access(R)and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

  BROKERAGE SERVICES*

  INDIVIDUAL INVESTMENTS Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.**

  INVESTMENT INFORMATION

  COMBINED STATEMENT Overview of all your accounts with T. Rowe Price. SHAREHOLDER REPORTS Fund managers' reviews of their strategies and results.
  T. ROWE PRICE REPORT Quarterly investment newsletter discussing markets and financial strategies.
  PERFORMANCE UPDATE Quarterly review of all T. Rowe Price fund results. INSIGHTS Educational reports on investment strategies and financial markets. INVESTMENT GUIDES Asset Mix Worksheet, College Planning Kit,
  Diversifying Overseas: A Guide to International Investing, Personal
  Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

  * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
  ** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------
STOCK FUNDS

DOMESTIC
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS
Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced
Bond Funds
Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

DOMESTIC TAX-FREE
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
TAXABLE
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

TAX-FREE
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
STOCK
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

BOND
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD
VARIABLE ANNUITY
Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*    Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please  call  for  a  prospectus,   which  contains  complete  information,
including risks, fees, and expenses. Read it carefully before investing.

     The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
--------------------------------------------------------------------------------
       ADVISORY SERVICES, RETIREMENT RESOURCES

       T. Rowe Price has developed unique advisory services and retirement resources that can help you meet the most difficult personal financial challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials and self-help planning guides are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

                  ADVISORY SERVICES*

                  T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

                  Investment CheckupSM offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

                  T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

RETIREMENT INFORMATION
----------------------
PLANNING AND INFORMATIONAL GUIDES
Minimum Required Distributions Guide
Retirement Planning Kit
Retirement Readiness Guide
Tax Considerations for Investors

INSIGHTS REPORTS
The Challenge of Preparing for Retirement
Financial Planning After Retirement
The Roth IRA: A Review

* The services described below are provided by T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. The services involve costs.

T. ROWE PRICE INSIGHTS REPORTS
--------------------------------------------------------------------------------
THE FUNDAMENTALS OF INVESTING

       Whether you are unsure how to get started or are saving for a specific goal, such as retirement or college, the T. Rowe Price Insights series can help you make informed investment decisions. These reports, written in plain English about fundamental investment topics, can be useful at every stage of your investment journey. They cover a range of topics, from the basic, such as getting started with mutual funds, to the more advanced, such as managing risk through diversification or buying individual securities through a broker. To request one or more Insights, call us at 1-800-638-5660. T. Rowe Price Insights are also available for reading or downloading on the Internet at www.troweprice.com.

INSIGHTS REPORTS
----------------
GENERAL INFORMATION
The ABCs of Giving
Back to Basics: The ABCs of Investing
The Challenge of Preparing for Retirement
Financial Planning After Retirement
Getting Started: Investing With Mutual Funds
The Roth IRA: A Review
Tax Information for Mutual Fund Investors

INVESTMENT STRATEGIES
Conservative Stock Investing
Dollar Cost Averaging
Equity Index Investing
Growth Stock Investing
Investing for Higher Yield
Managing Risk Through Diversification
The Power of Compounding
Value Investing

TYPES OF SECURITIES
The Basics of International Stock Investing
The Basics of Tax-Free Investing
The Fundamentals of Fixed-Income Investing
Global Bond Investing
Investing in Common Stocks
Investing in Emerging Growth Stocks
Investing in Financial Services Stocks
Investing in Health Care Stocks
Investing in High-Yield Municipal Bonds
Investing in Industry-Focused Stock Funds
Investing in Money Market Securities
Investing in Mortgage-Backed Securities
Investing in Natural Resource Stocks
Investing in Science and Technology Stocks
Investing in Small-Company Stocks
Understanding Derivatives
Understanding High-Yield "Junk" Bonds

BROKERAGE INSIGHTS

Combining Individual Securities With Mutual Funds
Getting Started: An Introduction to Individual Securities
What You Should Know About Bonds
What You Should Know About Margin and Short-Selling
What You Should Know About Options
What You Should Know About Stocks

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired,
call: 1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for
retirement plan participants:
The appropriate 800 number
appears on your retirement
account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus
appropriate to the fund or funds
covered in this report.

Investor Centers:
For directions,
call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Chicago Area
1900 Spring Road, Suite 104
Oak Brook
Opening June 2001

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New Jersey/New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard, Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C. Area
Downtown
900 17th Street N.W.
Farragut Square
Tysons Corner
1600 Tysons Boulevard
Suite 150
Opening July 2001

T. Rowe Price Investment Services, Inc., Distributor.         F135-051  4/30/01